Average Annual Total Returns - PGIM Active High Yield Bond ETF	No Share Class 1 Year	No Share Class SinceInception	No Share Class InceptionDate	No Share Class Return After Taxes on Distributions 1 Year	No Share Class Return After Taxes on Distributions SinceInception	No Share Class Return After Taxes on Distributions InceptionDate	No Share Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	No Share Class Return After Taxes on Distributions and Sale of Fund Shares SinceInception	No Share Class Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	Bloomberg US High Yield Very Liquid Index 1 Year	Bloomberg US High Yield Very Liquid Index SinceInception
Total	6.56%	8.28%	Sep. 24, 2018	3.27%	5.07%	Sep. 24, 2018	3.78%	4.93%	Sep. 24, 2018	5.87%	6.93%	[1]

[1]	Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.